Shareholders' equity - General information (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Equity	€ 34,660,000,000	€ 34,416,000,000	€ 32,778,000,000	€ 33,249,000,000
Shares issued (in shares)	2,660,056,599	2,660,056,599	2,660,056,599	2,660,056,599
Par value (in euros per share)	€ 4
Issued capital [member]
Disclosure of classes of share capital [line items]
Equity	€ 10,640,226,396	€ 10,640,000,000	€ 10,640,000,000	€ 10,640,000,000